Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PowerShares Exchange-Traded Fund Trust II
Prospectus Date	rr_ProspectusDate	Feb. 24, 2017
Supplement [Text Block]	petft2_SupplementTextBlock
POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED SEPTEMBER 22, 2017, TO THE
PROSPECTUS DATED FEBRUARY 24, 2017,
AS PREVIOUSLY SUPPLEMENTED AUGUST 23, 2017, AUGUST 18, 2017, JULY 31, 2017,
JUNE 27, 2017, MAY 18, 2017 AND MARCH 14, 2017

PowerShares Russell 1000 Equal Weight Portfolio

Effective immediately, on page 100, under the section titled “PowerShares Russell 1000 Equal Weight Portfolio-Summary Information-Principal Investment Strategies,” the first sentence of the seventh paragraph is deleted in its entirety and replaced with the following:

“The Underlying Index is re-weighted at the close of the third Friday in March, September and December.”

PowerShares Russell 1000 Equal Weight Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	petft2_SupplementTextBlock
POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED SEPTEMBER 22, 2017, TO THE
PROSPECTUS DATED FEBRUARY 24, 2017,
AS PREVIOUSLY SUPPLEMENTED AUGUST 23, 2017, AUGUST 18, 2017, JULY 31, 2017,
JUNE 27, 2017, MAY 18, 2017 AND MARCH 14, 2017

PowerShares Russell 1000 Equal Weight Portfolio

Effective immediately, on page 100, under the section titled “PowerShares Russell 1000 Equal Weight Portfolio-Summary Information-Principal Investment Strategies,” the first sentence of the seventh paragraph is deleted in its entirety and replaced with the following:

“The Underlying Index is re-weighted at the close of the third Friday in March, September and December.”